Asset Acquisition (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 03, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Payments to acquire business			$ (0)	$ 50,000
Business combination excess of cost over fair value	$ 750,000
Loss on asset purchase				771,009
Property, Plant and Equipment [Member]
Business Combination [Line Items]
Property and equipment acquired estimated fair value			$ 178,706
Down 2 Fish Charters LLC [Member]
Business Combination [Line Items]
Payments to acquire business	50,000
Business combination cash issued	700,000
Business combination total consideration	750,000
Business combination net loss				$ 1,316,573
Business combination excess of cost over fair value	$ 771,009